FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Subordinated liabilities		£ 9,242
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	£ 33,448	24,997
Customer deposits and repurchase agreements	449,394	434,569
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Debt securities in issue	48,724	59,293
Subordinated liabilities	8,658	9,242	£ 12,586
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,704	264,473
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Debt securities in issue	38,439	48,109
Subordinated liabilities	7,907	7,751	£ 9,909
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 1 | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 1 | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	33,449	24,998
Customer deposits and repurchase agreements	449,476	427,663
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Debt securities in issue	50,683	62,931
Subordinated liabilities	9,363	10,275
Level 2 | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	30,085	18,767
Customer deposits and repurchase agreements	21	9,417
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,721	264,497
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Debt securities in issue	40,222	50,824
Subordinated liabilities	8,333	8,387
Level 2 | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	57	5,087
Customer deposits and repurchase agreements	21	9,417
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	7,077
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 3 | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 3 | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Cost or valuation | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	33,448	24,997
Customer deposits and repurchase agreements	449,394	434,569
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Debt securities in issue	48,724	59,293
Subordinated liabilities	8,658	9,242
Cost or valuation | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	30,085	18,767
Customer deposits and repurchase agreements	21	9,417
Cost or valuation | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,704	264,473
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Debt securities in issue	38,439	48,109
Subordinated liabilities	7,907	7,751
Cost or valuation | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	57	5,087
Customer deposits and repurchase agreements	21	9,417
Fair value | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	33,449	24,998
Customer deposits and repurchase agreements	449,476	434,740
Due to fellow Lloyds Banking Group undertakings	1,490	6,875
Debt securities in issue	50,683	62,931
Subordinated liabilities	9,363	10,275
Fair value | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	30,085	18,767
Customer deposits and repurchase agreements	21	9,417
Fair value | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,721	264,497
Due to fellow Lloyds Banking Group undertakings	22,872	39,836
Debt securities in issue	40,222	50,824
Subordinated liabilities	8,333	8,387
Fair value | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	57	5,087
Customer deposits and repurchase agreements	£ 21	£ 9,417